Acquisitions	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Acquisitions

(5)	Acquisitions
Our results of operations include the effects of certain business acquisitions (collectively, the “Acquisitions”) noted below as well as other miscellaneous acquisitions:

•	On December 31, 2013, we acquired TEK Products, Inc. (“TEK”), a domestic supplier of laboratory and cleanroom consumables and services and provider of cleanroom and industrial laundry services.

•	On July 1, 2013, we acquired United Biochemicals Inc. (“UBI”), a domestic manufacturer and supplier of high purity buffers and biochemicals for research, development and manufacturing processes.

•	On April 2, 2013, we acquired Basan UK Limited (“Basan UK”), a distributor of cleanroom products and services in the United Kingdom.

•	On April 2, 2013, we acquired Prolab Laboratuar Teknolojileri Limited (“Prolab”), a distributor of scientific laboratory supplies in Turkey and Germany.

•	On March 1, 2013, we acquired certain assets from Metro Servicios to support our new laboratory distribution business in Costa Rica (“CR Lab”). CR Lab is based in the Republic of Costa Rica.

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On December 4, 2012, we acquired Labonord SAS and Switch BVBA (“Labonord” and “Switch,” respectively). Labonord is a distributor of consumables and chemicals based in France. Belgium-based Switch manufactures cytology and histology reagents and dyes that are distributed through Labonord and an independent distribution partner to customers in France, Belgium and the Netherlands.

•	On November 1, 2012, we acquired Lab 3 Limited (“Lab 3”), a distributor of scientific laboratory supplies and services headquartered in the United Kingdom.

•	On September 6, 2012, we acquired Sovereign Group (“Sovereign”), a distributor of laboratory products with distribution centers and sales organizations in Brazil, Argentina and the United States.

•	On September 3, 2012, we acquired the mining laboratory supply business of KLEN International (“KLEN”) with operations in Australia.

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On June 1, 2012, we acquired basan Germany GmbH, including its subsidiaries with operations in Germany, the Netherlands, France, Italy, Singapore and Malaysia (collectively, “basan”). Basan is a distributor of products and related services for cleanrooms in Europe and southeast Asia.

•	On April 2, 2012, we acquired VITRUM Praha, spol. s.r.o. and VITRUM Roznov s.r.o. (collectively, “VITRUM”), distributors of scientific laboratory supplies in the Czech Republic.

•	On September 1, 2011, we acquired INTERNATIONAL P.B.I. S.p.A. (“PBI”), a distributor of laboratory equipment and products in Italy.

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On September 1, 2011, we acquired LabPartner (Shanghai) Co., Ltd. (“LabPartner”). LabPartner is based in Shanghai, China and provides lab equipment, reagents, consumables and services for research and development.

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On August 1, 2011, we acquired Anachemia Canada Inc. and its affiliates (“Anachemia”). Anachemia, based in Montreal, Canada, manufactures certain chemicals and materials and distributes chemicals, laboratory supplies and equipment in Canada, the United States, South America and Mexico.

•	On June 1, 2011, we acquired BioExpress Corp. (“BioExpress”), a domestic distributor of laboratory supplies in the education, biotechnology and government market segments.

•	On May 2, 2011, we acquired Trenka Industriebedarf Handelsgesellschaft m.b.H. (“Trenka”), a distributor of industrial clothing, testing equipment and personal protection equipment in Austria.

•	On March 31, 2011, we acquired Alfalab Hurtownia Chemiczna Sp. z o.o (“Alfalab”), a scientific laboratory supply distributor in Poland.

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On February 1, 2011, we acquired AMRESCO Inc. (“AMRESCO”), a domestic supplier and manufacturer of high quality biochemicals and reagents for molecular biology, life sciences, proteomics, diagnostics, molecular diagnostics and histology areas of research and production.

The Acquisitions were funded through a combination of cash and cash equivalents on hand and incremental borrowings under the Company’s credit facilities. The results of AMRESCO, BioExpress, Anachemia, KLEN, Sovereign, CR Lab, UBI and TEK have been included in our Americas segment and the results of Alfalab, Trenka, Labpartner, PBI, VITRUM, basan, Lab 3, Labonord, Switch, Prolab and Basan UK have been included in our EMEA-APAC segment, each from their respective dates of acquisition.
None of the Acquisitions had an individually material impact on our financial statements. The aggregate purchase price, net of cash acquired, for the acquisitions made during 2013 was approximately $47.5 million, comprised of $6.8 million of net tangible assets assumed, $18.2 million of intangible assets and a residual amount of $22.5 million allocated to goodwill.
The aggregate purchase price, net of cash acquired, for the acquisitions made during 2012 was approximately $115.1 million, comprised of $11.5 million of net tangible assets, $44.0 million of intangible assets and a residual amount of $59.6 million allocated to goodwill.
The aggregate purchase price, net of cash acquired, for the acquisitions made during 2011 was approximately $169.9 million, comprised of $28.1 million of net tangible assets, $69.3 million of intangible assets, and a residual amount of $72.5 million allocated to goodwill.
The purchase price allocations for the acquisitions of UBI and TEK are preliminary pending finalization of closing balance sheets and may be adjusted subsequently.
The following unaudited supplemental pro-forma financial information presents a summary of the consolidated results of operations of the Company as if the Acquisitions had occurred as of January 1, 2012 (in millions):

	Year Ended December 31,
	2013	2012
Net sales	$4,216.0	$4,247.0
Income before income taxes	24.1	20.4
These pro-forma results have been prepared for comparative purposes only. These results do not purport to be indicative of the results of operations which actually would have resulted had the Acquisitions occurred on January 1, 2012, or of the future results of operations of the Company.
On March 3, 2014, we acquired Peqlab Biotechnologie GmbH, including its subsidiaries and operations in the United States, the United Kingdom and Austria and manufacturing operations in Germany (collectively, “Peqlab”). Peqlab is headquartered in Germany, and develops, manufactures and supplies molecular and cell biology reagents, consumables and instruments. Peqlab has annual net sales of approximately $24.0 million.